Convertible Promissory Notes (Details) - Schedule of Convertible Notes Payable	Dec. 31, 2022 USD ($)
Schedule Of Convertible Notes Payable Abstract
2023
2024	2,520,346
2025
2026	24,860,000
2027
Thereafter
Total payments	$ 27,380,346